Subsequent Events - Schedule of new debt (Details) - Subsequent Event	Jan. 06, 2022 USD ($)
SYNC at Vinings
Subsequent Event [Line Items]
Principal Amount	$ 56,700,000
SYNC at Vinings | SOFR
Subsequent Event [Line Items]
Interest Rate	1.92%
SYNC at Ten Oaks
Subsequent Event [Line Items]
Principal Amount	$ 45,900,000
SYNC at Ten Oaks | SOFR
Subsequent Event [Line Items]
Interest Rate	1.92%
SYNC at Purgatory Creek
Subsequent Event [Line Items]
Principal Amount	$ 41,800,000
SYNC at Purgatory Creek | SOFR
Subsequent Event [Line Items]
Interest Rate	1.92%
SYNC at Kingsland Ranch
Subsequent Event [Line Items]
Principal Amount	$ 45,500,000
SYNC at Kingsland Ranch | SOFR
Subsequent Event [Line Items]
Interest Rate	1.92%